Document and Entity Information	Apr. 13, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 13, 2021
Entity File Number	001-34691
Entity Registrant Name	ATLANTIC POWER CORPORATION
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	55-0886410
Entity Address, Address Line One	3 Allied Drive
Entity Address, Adress Line Two	Suite 155
Entity Address, City or Town	Dedham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02026
City Area Code	617
Local Phone Number	977-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value, and the associated Rights to Purchase Common Shares
Trading Symbol	AT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001419242
Amendment Flag	false